SIGNIFICANT ACCOUNTING POLICIES (Schedule of Reconciliation of Cash and Restricted Cash) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Significant Accounting Policies Schedule Of Reconciliation Of Cash And Restricted Cash Details
Cash and cash equivalents	$ 9,073	$ 3,892
Restricted cash	4,432	3,787
Total cash, cash equivalents and restricted cash shown in the statement of cash flows.	$ 13,505	$ 7,679